CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 1,710	$ 1,692	$ 3,224	$ 3,272
Other income		246	62	384	232
Direct operating costs	[1]	(783)	(699)	(1,562)	(1,374)
Management service costs		(77)	(56)	(150)	(105)
Interest expense		(658)	(624)	(1,297)	(1,233)
Share of earnings (losses) from equity-accounted investments		45	(57)	66	(73)
Foreign exchange and financial instruments gain		4	255	224	504
Depreciation		(558)	(609)	(1,106)	(1,192)
Other		(221)	(61)	(405)	(322)
Income tax recovery
Current		46	16	34	57
Deferred		(41)	181	6	226
Income tax recovery		5	197	40	283
Net (loss) income		(287)	100	(582)	(8)
Net (loss) income attributable to:
Preferred limited partners' equity		8	9	15	17
Limited partners' equity		(112)	(63)	(234)	(164)
Net (loss) income		$ (287)	$ 100	$ (582)	$ (8)
Basic loss per LP Unit (in dollars per share)		$ (0.37)	$ (0.22)	$ (0.77)	$ (0.58)
Diluted loss per LP Unit (in dollars per share)		$ (0.37)	$ (0.22)	$ (0.77)	$ (0.58)
Non-controlling interests
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 913	$ 987	$ 1,735	$ 1,932
Other income		(20)	(3)	(155)	12
Direct operating costs		(438)	(442)	(884)	(843)
Interest expense		(403)	(410)	(789)	(825)
Income tax recovery
Current		78	22	70	78
Participating non-controlling interests – in operating subsidiaries
Income tax recovery
Net (loss) income		(100)	186	(191)	250
Net (loss) income attributable to:
Non-controlling interests		(100)	186	(191)	250
Net (loss) income		(100)	186	(191)	250
General partnership interest in a holding subsidiary held by Brookfield
Income tax recovery
Net (loss) income		40	35	81	70
Net (loss) income attributable to:
Non-controlling interests		40	35	81	70
Net (loss) income		40	35	81	70
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Income tax recovery
Net (loss) income		(72)	(44)	(149)	(112)
Net (loss) income attributable to:
Non-controlling interests		(72)	(44)	(149)	(112)
Net (loss) income		(72)	(44)	(149)	(112)
BEPC exchangeable shares and class A.2 exchangeable shares
Net (loss) income attributable to:
Non-controlling interests		(69)	(40)	(140)	(103)
Preferred equity
Income tax recovery
Net (loss) income		8	7	16	14
Net (loss) income attributable to:
Non-controlling interests		8	7	16	14
Net (loss) income		8	7	16	14
Perpetual subordinated notes
Income tax recovery
Net (loss) income		10	10	20	20
Net (loss) income attributable to:
Non-controlling interests		10	10	20	20
Net (loss) income		$ 10	$ 10	$ 20	$ 20

[1]	Direct operating costs exclude depreciation expense disclosed below.